Deferred income tax (Schedule of Gross Movement on the Deferred Income Tax Account) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax
Deferred income tax as of January 1	$ (48,143)	$ (51,180)
Currency translation differences	(519)	107
Income tax expense relating to cash flow hedges recognized in OCI	932	(1,369)	$ (483)
Income statement benefit (charge)	(37,752)	4,299
Deferred income tax as of December 31	$ (85,482)	$ (48,143)	$ (51,180)